Note 2 - Restriction On Cash and Due from Banks (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Restricted Cash And Cash Equivalents [Abstract]
Restricted Cash and Cash Equivalents	$ 805,000	$ 731,000